Note 9 - Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Notes to Financial Statements
Earnings Per Share [Text Block]

5.   LOSS PER SHARE

Basic and diluted net loss per share is computed by dividing the net loss for the period by the weighted average number of common stock outstanding during the period. Diluted loss per share includes potentially dilutive securities such as stock options, warrants to purchase common stock, and other convertible instruments unless the result of inclusion would be anti-dilutive. These securities have been excluded from the calculation of diluted net loss per shares for the three and six months ended June 30, 2022 and June 30, 2021 because all such securities are anti-dilutive for all periods presented.

The following table summarizes the Company’s potentially dilutive securities, in common share equivalents, which have been excluded from the calculation of dilutive loss per share as their effect would be anti-dilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Shares issuable upon exercise of stock options	192,898	146,698	192,898	146,698
Shares issuable upon exercise of warrants to purchase common stock	13,883,732	13,883,732	13,883,732	13,883,732
Shares contingently issuable for earnout	1,000,000	1,000,000	1,000,000	1,000,000
	15,076,630	15,030,430	15,076,630	15,030,430

The diluted loss per share computation equals basic loss per share for the three and six months ended June 30, 2022 and June 30, 2021 because the Company had a net loss and the impact of the assumed exercise of stock options and warrants would have been anti-dilutive.

9.   LOSS PER SHARE

Loss per share calculations for all periods prior to the Business Combination have been retrospectively adjusted for the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse recapitalization. Subsequent to the Business Combination, earnings per share is calculated based on the weighted average shares of common stock then outstanding.

Basic and diluted net loss per share is computed by dividing the net loss for the period by the weighted average number of common stock outstanding during the period. The weighted average shares of common stock outstanding is based on the 9,231,737 shares of common stock outstanding immediately after the reverse recapitalization in connection with the Business Combination and assumes these shares have been outstanding as of the beginning of the earliest period presented.

For the years ended December 31, 2021 and 2020, the Company has excluded the potential effect of warrants to purchase shares of common stock totaling 13,883,732 and 7,007,581 shares and the dilutive effect of outstanding stock options totaling 192,898 and 65,471, as described in Note 11, in the calculation of diluted loss per share, as the effect would be anti-dilutive due to losses incurred. Additionally, 1,000,000 earn-out shares have been excluded as they are not considered issued for accounting purposes.